	Clifford Capital International Value Fund
Schedule of Investments		december 31, 2022 (unaudited)
			Shares	Fair Value
100.20%	COMMON STOCKS
4.62%	CANADA
	Enbridge Inc. . . . . . . . . . . . .	.	313	$12,238
	Manulife Financial Corp. . . . . . . .	.	668	11,917
				24,155
2.30%	CAYMAN ISLANDS
	CK Hutchison Holdings Ltd. . . . . .	. .	2,000	12,004
6.34%	CHINA
	CITIC Ltd. . . . . . . . . . . . . .	. .	22,000	23,225
	Ping An Insurance Group Company of			9,926
	China Ltd. . . . . . . . . . . . .	. .	1,500
				33,151
2.92%	FINLAND
	Nokia Oyj ADR . . . . . . . . . . .	. .	3,288	15,256
12.53%	FRANCE
	Capgemini SE . . . . . . . . . . .	. .	52	8,681
	Carrefour SA . . . . . . . . . . . .	.	950	15,905
	Engie SA . . . . . . . . . . . . . .	.	1,050	15,048
	Schneider Electric SE . . . . . . . .	. .	60	8,396
	Societe Generale SA . . . . . . . .	. .	695	17,468
				65,497
9.42%	GERMANY
	BASF SE . . . . . . . . . . . . . .	.	273	13,557
	Bayer AG(A) . . . . . . . . . . . . .	.	261	13,501
	Continental AG . . . . . . . . . . .	.	208	12,464
	Fresenius Medical Care AG & Co.			9,739
	KGaA ADR . . . . . . . . . . . .	.	596
				49,261
2.23%	ITALY
	Enel SpA . . . . . . . . . . . . . .	.	2,167	11,668
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QUARTERLY REPORT

	Clifford Capital International Value Fund
Schedule of Investments - continued	December 31, 2022 (unaudited)
		Shares	Fair Value
8.68%	JAPAN
	Astellas Pharma, Inc. . . . . . . . . . . . . . . . . . . . .	900	$13,760
	Kao Corp. . . . . . . . . . . . . . . .	300	12,012
	Takeda Pharmaceutical Co. Ltd. ADR . . .	1,257	19,609
			45,381
8.14%	NETHERLANDS
	Airbus SE . . . . . . . . . . . . . . .	124	14,736
	Koninklijke Ahold Delhaize N.V. . . . . .	495	14,222
	Koninklijke Philips N.V. ADR . . . . . . .	905	13,566
			42,524
6.92%	SPAIN
	Banco Santander SA ADR . . . . . . . .	6,590	19,441
	Telefonica SA ADR . . . . . . . . . . .	4,680	16,708
			36,148
2.35%	SWEDEN
	Telefonaktiebolaget LM Ericsson ADR . .	2099	12,258
2.40%	SWITZERLAND
	Roche Holding AG . . . . . . . . . . .	40	12,567
26.73%	UNITED KINGDOM
	Aviva PLC . . . . . . . . . . . . . . .	2,348	12,572
	BAE Systems PLC . . . . . . . . . . .	1,037	10,732
	BT Group PLC . . . . . . . . . . . . .	9,410	12,747
	HSBC Holdings plc ADR . . . . . . . .	619	19,288
	Liberty Global PLC- Class A (A) . . . . . . . . . . . .	988	18,703
	Rolls-Royce Holdings PLC (A) . . . . . . .	12,151	13,691
	Shell PLC ADR . . . . . . . . . . . . .	338	19,249
	Unilever PLC ADR . . . . . . . . . . .	370	18,630
	Vodafone Group PLC ADR . . . . . . .	1,391	14,077
			139,688

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QUARTERLY REPORT

	Clifford Capital International Value Fund
Schedule of Investments - continued			December 31, 2022 (unaudited)
				Shares	Fair Value
4.62%	UNITED STATES
	Schlumberger, Ltd. . . . . . . .	. .	. .	340	$18,176
	Taiwan Semiconductor . . . . .	. . .	.	80	5,959
					24,136
100.20%	TOTAL COMMON STOCKS . . . . . . . . . . . . . .				523,694
100.20%	TOTAL INVESTMENTS . . . . . . . . . . . . . . . .				523,694
(0.20%)	Liabilities in excess of other assets . . . . . . . . . . .				(1,034)
100.00%	NET ASSETS . . . . . . . . .	. . .	. .	. . . . . . .	$522,660

(A)Non-income producing

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

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QUARTERLY REPORT

Clifford Capital International Value Fund

Schedule of Investments - continued	December 31, 2022 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2022:

	Level 1	Level 2		Level 3
		Other
		Significant		Significant
	Quoted Prices	Observable	Unobservable		Total
		Inputs		Inputs
Common Stocks . . . . . .	523,694	—		—	523,694
Total Investments . . . . . .	$ 523,694	$—	$	— $	523,694

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2022.

At December 31, 2022, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $556,326 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . . .	$22,001
Gross unrealized depreciation . . . .	(54,633)
Net unrealized appreciation . . . . .
$(32,632)

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QUARTERLY REPORT